VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 14.0%
Alkane Resources Ltd. * †	18,467,066	$8,071,323
Aurelia Metals Ltd. * †	45,222,786	5,782,807
Australian Strategic Materials Ltd. *	1	1
Bellevue Gold Ltd. * †	31,899,427	15,239,738
Capricorn Metals Ltd. *	13,256,019	25,509,704
Dacian Gold Ltd. *	31,734,102	1,823,333
De Grey Mining Ltd. * †	51,033,587	33,893,692
Evolution Mining Ltd.	66,321,956	86,968,427
Firefinch Ltd. * †∞	55,265,202	2,131,965
Gold Road Resources Ltd. †	45,974,661	37,595,959
Kingsgate Consolidated Ltd. * †	9,869,432	9,983,481
Perseus Mining Ltd.	54,444,855	53,239,027
Ramelius Resources Ltd.	36,318,881	16,638,750
Red 5 Ltd. * †	75,400,651	9,017,065
Regis Resources Ltd. * †	26,211,464	26,254,944
Resolute Mining Ltd. * †	39,388,371	5,309,689
Silver Lake Resources Ltd. *	37,201,108	28,034,601
Silver Mines Ltd. * †	60,639,151	6,342,831
St Barbara Ltd. *	27,939,648	13,240,539
West African Resources Ltd. * †	41,718,359	28,001,546
Westgold Resources Ltd. * †	13,791,495	7,397,833
		420,477,255
Brazil: 6.0%
Yamana Gold, Inc. (USD)	40,154,375	181,899,319
Burkina Faso: 0.6%
IAMGOLD Corp. (USD) * †	17,311,676	18,523,493
Canada: 55.1%
Alamos Gold, Inc. (USD) †	15,100,436	111,894,231
Americas Gold & Silver Corp. (USD) * †	8,222,592	3,372,085
Argonaut Gold, Inc. * †	25,619,734	7,831,075
Aris Mining Corp.	4,080,803	11,018,361
Arizona Metals Corp. * †	4,648,227	14,411,009
Artemis Gold, Inc. * †	4,778,119	14,848,490
Aya Gold & Silver, Inc. * †	4,189,502	24,422,627
B2Gold Corp. (USD) †	35,419,571	114,051,019
Calibre Mining Corp. * †	14,326,756	9,905,330
Dakota Gold Corp. (USD) * †	2,500,473	7,626,443
Discovery Silver Corp. * †	10,697,217	7,318,063
Dundee Precious Metals, Inc.	5,970,495	26,679,407
Endeavour Silver Corp. (USD) * †	8,014,644	24,204,225
Equinox Gold Corp. (USD) * †	11,741,237	42,855,515
First Majestic Silver Corp. (USD) †	10,117,267	77,093,574
Fortuna Silver Mines, Inc. (USD) * †	12,312,918	31,028,553
Galiano Gold, Inc. (USD) * †	5,913,917	2,868,250
GoGold Resources, Inc. * †	11,786,659	13,553,307
Gold Royalty Corp. (USD) †	4,672,698	11,868,653
GoldMining, Inc. (USD) * †	6,946,196	5,765,343
i-80 Gold Corp. * †	5,640,563	10,016,356
Jaguar Mining, Inc. †	1,397,691	3,112,648
	Number of Shares	Value
Canada (continued)
K92 Mining, Inc. * †	8,566,284	$49,251,223
Karora Resources, Inc. *	6,785,359	14,073,922
Kinross Gold Corp. (USD)	46,963,247	176,581,809
Liberty Gold Corp. * †	11,749,850	3,463,258
Lundin Gold, Inc. †	3,974,905	27,771,251
MAG Silver Corp. (USD) * †	3,477,362	43,397,478
Marathon Gold Corp. * †	8,566,744	6,608,747
Maverix Metals, Inc. (USD) †	2,490,553	8,343,352
McEwen Mining, Inc. (USD) * †	1,847,792	6,023,802
Metalla Royalty & Streaming Ltd. (USD) * †	1,789,593	6,943,621
New Found Gold Corp. * †	3,161,610	11,251,609
New Gold, Inc. (USD) * †	24,980,623	21,982,948
New Pacific Metals Corp. * †	4,192,347	8,817,643
Novagold Resources, Inc. (USD) * †	8,605,858	40,361,474
Novo Resources Corp. * †	9,597,804	3,282,972
OceanaGold Corp. * †	26,441,959	43,298,576
Orla Mining Ltd. * †	7,801,357	25,606,142
Osisko Gold Royalties Ltd. (USD)	6,333,108	64,471,039
Osisko Mining, Inc. * †	10,926,869	24,572,632
Pan American Silver Corp. (USD) †	8,794,297	139,653,436
Prime Mining Corp. * †	3,544,444	3,379,223
Sabina Gold & Silver Corp. * †	14,894,236	11,815,230
Sandstorm Gold Ltd. (USD)	11,732,910	60,659,145
Seabridge Gold, Inc. (USD) * †	3,240,502	38,464,759
Silvercorp Metals, Inc. (USD) †	7,393,872	17,227,722
SilverCrest Metals, Inc. (USD) * †	5,772,986	31,924,613
Skeena Resources Ltd. * †	2,031,427	9,550,612
SSR Mining, Inc. (USD)	7,638,032	112,355,451
Sulliden Mining Capital, Inc. *	1,689,990	61,497
Torex Gold Resources, Inc. * †	2,860,971	20,758,983
Victoria Gold Corp. * †	1,816,179	10,825,302
Wallbridge Mining Co. Ltd. * †	31,086,908	3,846,130
Wesdome Gold Mines Ltd. * †	5,146,054	34,979,909
		1,657,350,074
China: 1.1%
Real Gold Mining Ltd. (HKD) *∞	19,287,400	2
Zhaojin Mining Industry Co. Ltd. (HKD) * †	46,573,200	31,883,701
		31,883,703
Egypt: 1.3%
Centamin Plc (GBP)	39,632,169	39,749,585
Indonesia: 1.2%
Bumi Resources Minerals Tbk PT *	3,793,578,800	34,877,756

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VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. Plc (USD) †	433,923	$4,261,124
Kyrgyzstan: 0.8%
Centerra Gold, Inc. (CAD) †	5,457,775	24,149,974
Mexico: 5.3%
Fresnillo Plc (GBP) †	8,647,528	73,754,108
Industrias Penoles SAB de CV †	8,800,463	85,687,164
		159,441,272
Peru: 2.2%
Cia de Minas Buenaventura SAA (ADR) †	8,515,176	57,307,135
Hochschild Mining Plc (GBP)	13,738,977	8,976,605
		66,283,740
South Africa: 2.1%
DRDGOLD Ltd. (ADR) †	2,029,204	11,079,454
Harmony Gold Mining Co. Ltd. (ADR) †	20,854,079	50,675,412
		61,754,866
Turkey: 2.0%
Eldorado Gold Corp. (USD) * †	6,328,626	38,161,615
Koza Altin Isletmeleri AS	2,147,535	21,018,005
		59,179,620
United Kingdom: 4.2%
Endeavour Mining Plc †	6,026,343	109,295,761
	Number of Shares	Value
United Kingdom (continued)
Greatland Gold Plc * †	204,106,621	$16,517,786
		125,813,547
United States: 3.8%
Aura Minerals, Inc. (BRL) (BDR)	1,671,533	10,164,216
Coeur Mining, Inc. *	9,228,845	31,562,650
Gatos Silver, Inc. * †	1,426,221	3,822,272
Gold Resource Corp. †	3,941,209	6,502,995
Hecla Mining Co.	15,732,490	61,986,011
		114,038,144
Total Common Stocks (Cost: $4,447,677,286)		2,999,683,472

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.9%
Money Market Fund: 4.9% (Cost: $148,093,121)
State Street Navigator Securities Lending Government Money Market Portfolio	148,093,121	148,093,121
Total Investments: 104.7% (Cost: $4,595,770,407)		3,147,776,593
Liabilities in excess of other assets: (4.7)%		(142,528,220)
NET ASSETS: 100.0%		$3,005,248,373

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $214,414,412.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.2%	$65,669,011
Gold	75.8	2,276,775,716
Precious Metals & Minerals	6.7	198,371,003
Silver	15.3	458,867,742
	100.0%	$2,999,683,472
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Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022
Silver Mines Ltd.	$10,965,205	$1,447,064	$(2,490,669)	$(446,932)	$–	$(3,131,837)	$–(a)
Silvercorp Metals, Inc.	35,008,409	4,247,043	(10,653,268)	(5,665,107)	97,595	(5,709,355)	–(a)
	$45,973,614	$5,694,107	$(13,143,937)	$(6,112,039)	$97,595	$(8,841,192)	$–

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
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